UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2000.

(Please read instructions before preparing form.)

If amended report check here: |_|

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Stanley Knowlton   212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 8th day of February, 2001.


                                     STANLEY KNOWLTON
                                     (Name of Institutional Investment Manager)


                                     /s/ Stanley Knowlton
                                     ------------------------------------
                                     (Manual Signature of Person Duly
                                     Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                          13F File No.:
-----                                          -------------

                           Stanley Knowlton - Form 13F


In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Stanley Knowlton by Knowlton Brothers, Inc.

                                                                            Investment Discretion                  Voting Authority
                                                                            ---------------------                  ----------------

====================================================================================================================================
                                                                                     Shared
Issuer                       Class    CUSIP            Value      Position    Sole   Instr.V   Shared   Managers     Sole  Shared
====================================================================================================================================
AES Corp.                     COM     00130H105      6592006.13     119043                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                     COM     00130H105      1550500.00      28000                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Alloy Online                  COM     19855105       1854993.75     241300                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                  COM     21441100        547248.00      20800                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                  COM     21441100        626237.5       23800                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Alza                          COM     022615108      2209830.00      51996                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Liberty Media            COM     1957208        1405075.00     103600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Attunity Limited              COM     M15332105       244973.60      55600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Avant!                        COM     53487104       1466831.25      80100                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostic            COM     90945106       1249518.75      30900                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems                COM     177376100       517500.00      23000                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                  COM     192422103      3692264.25     166882                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                  COM     192422103       876150.00      39600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Dendrite                      COM     248239105      3732373.75     166810                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
EMC                           COM     268648102       837900.00      12600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      COM     278856109      9144037.00     373226                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      COM     278856109      1974700.00      80600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging       COM     269246104      2494700.00      98800                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp Gen. Div         COM     372917104      2495765.63      27750                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp Gen. Div         COM     372917104      1645856.25      18300                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Gentex                        COM     435902101      1152868.88      61899                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Hollis Eden                   COM     435902101      1231162.10     235900                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                  COM     40425P107      6975434.38     234962                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                  COM     40425P107       807500.00      27200                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Hot Jobs.com                  COM     441474103       300806.25      26300                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Investment Discretion                  Voting Authority
                                                                            ---------------------                  ----------------

====================================================================================================================================
                                                                                     Shared
Issuer                       Class    CUSIP            Value      Position    Sole   Instr.V   Shared   Managers     Sole  Shared
====================================================================================================================================
Idexx Laboratories Corp.      COM     45168D104      1425600.00      64800                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Impath                        COM     45255G101      9775034.50     146993                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Information Architects        COM     45669R107       185418.75     102300                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit                 COM     466313103      1035300.00      40800                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Kopin                         COM     524651106       495600.00      44800                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Lifeminders.com               COM     53220Q105       622951.00     177986                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Lifeminders.com               COM     53220Q105       136500.00      39000                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Luminex                       COM     55027E102       893709.19      34291                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Luminex                       COM     55027E102       641137.50      24600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Maxwell Shoe                  COM     577766108      1093275.00     101700                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Media 100                     COM     589405109       437162.50     170600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology             COM     595112103      1121800.00      31600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.       COM     553477100       995100.00      74400                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Napro Biotherapeutics Inc.    COM     630795102       856459.80     100950                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates            COM     640938106      1739648.26     415488                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates            COM     640938106       980386.05     234150                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems              COM     670008101      2123906.25      59100                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems              COM     670008101       402500.00      11200                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
NTL Incorporated Comm         COM     629407107       679370.19      28381                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Oak Technology                COM     671802106       454425.75      52308                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.   COM     699173100      6702369.69     498781                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.   COM     699173100      1789875.00     133200                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Systems Inc.         COM     723481107      4202865.00     569880                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
PRI Automation                COM     69357H106       508125.00      27100                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Presstek                      COM     740065107       828408.00      78896                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Presstek                      COM     740065107       804300.00      76600                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
QRS                           COM     74726X105      1282018.75     100060                       X      1, 2, 3               X

                                                                            Investment Discretion                  Voting Authority
                                                                            ---------------------                  ----------------

====================================================================================================================================
                                                                                     Shared
Issuer                       Class    CUSIP            Value      Position    Sole   Instr.V   Shared   Managers     Sole  Shared
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Remedy                        COM     759548100      1772187.50     107000                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Retek                         COM     76128Q109      1095436.88      44941                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Retek                         COM     76128Q109       702243.75      28810                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                 COM     871607107      7536983.50     159092                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                 COM     871607107      1752875.00     205454                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems          COM     88355K200      1797722.50      37000                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Verisign                      COM     92343E102      1322837.31      17831                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Verisign                      COM     92343E102       579181.81       7807                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Wiley, John & Sons            COM     968223206      2734800.00     127200                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems            COM     973149107      1795350.38      52611                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems            COM     973149107      1410795.75      41342                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications        COM     975515107       520701.50      44552                       X      1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications        COM     975515107       740403.13      63350                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                   COM     983919101       558112.50      12100                       X      1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                              122159110.16
====================================================================================================================================


                                       3